CONVERTIBLE NOTES PAYABLE (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Default penalty	$ 673,956	$ 673,956
Convertible Notes Payable [Member]
Principal balance	938,400	938,400	$ 886,900
Default penalty	673,956	673,956
Unamortized debt discount			(60,038)
Unamortized debt premium			24,121
Outstanding, net of debt discount and premium	$ 1,612,356	$ 1,612,356	$ 850,983